Provisions	6 Months Ended
Jun. 30, 2026
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Provisions	Provisions

	Restructuring	Provisions related to other taxes	Other	Total
	€m	€m	€m	€m
Balance as of January 1, 2026	12.3	7.3	9.4	29.0
Additional provision in the period	13.8	—	1.8	15.6
Release of provision	(1.2)	—	(1.1)	(2.3)
Utilization of provision	(9.7)	—	(1.4)	(11.1)
Foreign exchange	—	—	0.1	0.1
Balance as of June 30, 2026	15.2	7.3	8.8	31.3

Analysis of total provisions:			June 30, 2026	December 31, 2025
Current			30.0	27.6
Non-current			1.3	1.4
Total			31.3	29.0
Updates since December 31, 2025
Restructuring
The €15.2 million (December 31, 2025: €12.3 million) provision relates to committed plans for certain restructuring activities. The increase in the provision during the period relates to the organizational streamlining and supply chain optimization programs as detailed in Note 5, for which the provisions are due to be settled within the next 12 months. €9.7 million has been utilized in the six months ended June 30, 2026, which relates to these programs.